Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2015	¥ 20,094,520	¥ 10,800,000	¥ 4,201,666	¥ 4,795,616	¥ 19,797,282	¥ 297,038
Profit/(loss) for the year	5,981,473	0	0	5,968,466	5,968,466	13,007
Other comprehensive income/(loss)	18,213	0	18,213	0	18,213	0
Total comprehensive income for the year	5,999,686	0	18,213	5,968,466	5,986,679	13,007
Dividends proposed and approved	(1,080,000)	0	0	(1,080,000)	(1,080,000)	0
Employees share option scheme	18,004	0	18,004	0	18,004	0
Dividends paid by subsidiaries to non-controlling interests	(28,775)	0	0	0	0	(28,775)
Utilization of safety production fund	0	0	(607)	607	0	0
Ending Balance at Dec. 31, 2016	25,003,235	10,800,000	4,237,276	9,684,689	24,721,965	281,270
Profit/(loss) for the year	6,154,159	0	0	6,143,222	6,143,222	10,937
Other comprehensive income/(loss)	(810)	0	(810)	0	(810)	0
Total comprehensive income for the year	6,153,349	0	(810)	6,143,222	6,142,412	10,937
Dividends proposed and approved	(2,700,000)	0	0	(2,700,000)	(2,700,000)	0
Employees share option scheme	(10,640)	0	(10,640)	0	(10,640)	0
Exercise of share option	76,496	14,177	62,319	0	76,496	0
Dividends paid by subsidiaries to non-controlling interests	(6,900)	0	0	0	0	(6,900)
Utilization of safety production fund	0	0	(346)	346	0	0
Ending Balance at Dec. 31, 2017	28,515,540	10,814,177	4,287,799	13,128,257	28,230,233	285,307
Restated total equity at the beginning of 2018	28,515,540	10,814,177	4,287,799	13,128,257	28,230,233	285,307
Profit/(loss) for the year	5,336,218	0	0	5,336,331	5,336,331	(113)
Other comprehensive income/(loss)	(7,014)	0	(7,014)	0	(7,014)	0
Total comprehensive income for the year	5,329,204	0	(7,014)	5,336,331	5,329,317	(113)
Dividends proposed and approved	(3,247,144)	0	0	(3,247,144)	(3,247,144)	0
Forfeit of share option scheme	(13,004)	0	(13,004)	0	(13,004)	0
Exercise of share option	37,102	9,637	27,465	0	37,102	0
Dividends paid by subsidiaries to non-controlling interests	(6,457)	0	0	0	0	(6,457)
Utilization of safety production fund	0	0	57,135	(57,135)	0	0
Transactions with non-controlling interests	(152,800)	0	9,559	0	9,559	(162,359)
Ending Balance at Dec. 31, 2018	30,462,441	10,823,814	4,361,940	15,160,309	30,346,063	116,378
Change in accounting policy	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0	¥ 0